Inventories	12 Months Ended
Aug. 31, 2020
Inventories [Abstract]
Inventories
7	Inventories

	As at August 31,
	2020	2019

Raw materials	$22,487	$24,115
Work in progress	3,846	1,009
Finished goods	12,532	12,893
	$38,865	$38,017

The cost of sales comprised almost exclusively the amount of inventory recognized as an expense during the reporting years, and amounts to $116,923,000, $127,725,000 and $122,679,000 for the years ended August 31, 2018, 2019 and 2020 respectively, including related depreciation and amortization, which are shown separately in operating expenses (note 20).

Inventory write-down amounted to $2,541,000, $3,270,000 and $2,629,000 for the years ended August 31, 2018, 2019 and 2020 respectively.